28. Segment information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information

28.	Segment information

Operating segments are defined as components of a company which separate financial information is available that is evaluated regularly by the client operating decision maker in deciding how to allocate resources and in assessing performance. The Group’s chief operating decision maker is the Chairman, Mr. Peng. Based on the financial information presented to and reviewed by the chief operating decision maker, the Group has determined that it has a single operating and reporting segment: solar energy products and services. The types of products and services in this single segment primarily include: (i) Sales of PV components, (ii) Sales of pre-development solar project, (iii) Sales of PV project assets, (iv) Electricity revenue under PPAs, (v) Bitcoin mining related business, (vi) Sales of hays and others.

Net sales by major product and services are as follows:

	For the years ended December 31,
	2019	2018	2017
Sales of PV components	$80,941	$93,547	$111,795
Sales of pre-development solar project	(2,835)	15,794	–
Sales of PV project assets	9,563	10,809	6,042
Electricity revenue with PPAs	3,368	3,043	2,793
Bitcoin mining related business	4,197	1,052	–
Sales of hays and others	2,649	1,337	890
	$97,883	$125,582	$121,520

Net sales by geographic location are as follows:

	For the years ended December 31,
Location (a)	2019	2018	2017
United Kingdom	$979	$932	$6,903
Australia	80,518	91,381	112,174
United States	4,320	18,721	–
Greece	1,138	378	–
Japan	9,563	12,437	511
Italy	1,365	1,733	1,932
	$97,883	$125,582	$121,520

(a)	Sales are attributed to countries based on location of customers.

Geographic information, which is based upon physical location, for long-lived assets was as follows:

Location	December 31, 2019	December 31, 2018
Greece	$18,121	$2,637
United States	16,556	16,368
Italy	2,950	9,038
Japan	2	–
UK	9,657	9,642
Canada	1,190	–
Australia	1,952	2,285
	$50,428	$39,970